Finance Leases (Tables)	3 Months Ended
Mar. 31, 2020
Finance Leases
Schedule of outstanding principal balances on finance lease facility

	As at
	March 31, 2020	December 31, 2019
Japanese Leases No.1 and 2	30,188,600	31,398,900
Japanese Lease No.3	14,906,500	15,498,000
Japanese Lease No.4	23,471,655	23,983,699
CMBFL Leases No.1 to 4	78,021,550	79,896,836
Ocean Yield ASA	59,805,120	61,153,740
China Huarong Leases	45,526,585	46,717,764
Finance lease obligations	251,920,010	258,648,939
Amounts representing interest and deferred finance fees	(40,679,334)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	211,240,676	215,679,694

Current portion of finance lease obligations	18,733,136	18,650,022
Current portion of deferred finance fees	(663,254)	(674,700)
Non-current portion of finance lease obligations	195,641,299	200,335,437
Non-current portion of deferred finance fees	(2,470,505)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	211,240,676	215,679,694

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
March 31, 2020
2020 (1)	20,139,168
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025 - 2030	116,578,506
Finance lease obligations	251,920,010
Amounts representing interest and deferred finance fees	(40,679,334)
Finance lease obligations, net of interest and deferred finance fees	211,240,676
(1)	Nine-month period ending December 31, 2020